REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE
NOTE 3 - REVENUE

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Packaging rolled products	2,596	3,326	2,673
Automotive rolled products	1,156	1,154	854
Specialty and other thin-rolled products	127	175	161
Aerospace rolled products	1,022	728	389
Transportation, industry, defense and other rolled products	692	916	713
Automotive extruded products	934	949	735
Other extruded products	693	872	627
Other metal sales	19	—	—
Total Revenue by product line	7,239	8,120	6,152

	Year ended December 31,
(in millions of Euros)	2023	2022	2021
Germany	1,671	2,036	1,481
France	642	691	466
United Kingdom	249	221	179
Switzerland	68	87	63
Spain	325	302	252
Czech Republic	213	237	172
Other Europe	901	1,110	809
Total Europe	4,069	4,684	3,422

United States	2,532	2,823	2,335
Asia and Other Pacific	245	252	171
All Other	393	361	224
Total Revenue by destination of shipment	7,239	8,120	6,152
Revenue is recognized at a point in time, except for certain products with no alternative use for which we have a right to payment, which represent less than 1% of total revenue.